Net defined benefit assets (liability) - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 2,725	$ 2,860	$ 3,272
Interest cost on net benefit obligation	74	250	249
Past service cost	13	16	191
Net periodic benefit cost (income)	2,812	3,126	3,712
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	2,725	2,860	3,272
Interest cost on net benefit obligation	1,715	972	721
Past service cost	13	16	191
Net periodic benefit cost (income)	4,453	3,848	4,184
Fair value of assets
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0	0	0
Interest cost on net benefit obligation	(1,641)	(722)	(472)
Past service cost	0	0	0
Net periodic benefit cost (income)	$ (1,641)	$ (722)	$ (472)